Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Tangible assets	$ 3,742	$ 4,111	$ 4,058
Intangible assets	138	145	161
Investments in associates and joint ventures	1,507	1,448	1,465
Other investments	131	125	91
Inventories	100	84	90
Trade, other receivables and other assets	67	34	13
Deferred taxation	4	4	1
Cash restricted for use	37	36	37
Other non-current assets	0	0	18
Total Non-current assets	5,726	5,987	5,934
Current assets
Other investments	7	5	1
Inventories	683	672	646
Trade, other receivables and other assets	222	255	196
Cash restricted for use	28	19	23
Cash and cash equivalents	205	215	484
Current assets other than non-current assets held for sale	1,145	1,166	1,350
Non-current assets held for sale	348	0	0
Total Current assets	1,493	1,166	1,350
Total assets	7,219	7,153	7,284
EQUITY AND LIABILITIES
Share capital and premium	7,134	7,108	7,066
Accumulated losses and other reserves	(4,471)	(4,393)	(4,636)
Shareholders’ equity	2,663	2,715	2,430
Non-controlling interests	41	39	37
Total equity	2,704	2,754	2,467
Non-current liabilities
Borrowings	2,230	2,144	2,637
Non-current Provision for Decommissioning, Restoration, Rehabilitation Costs and Other Provisions	942	877	847
Provision for pension and post-retirement benefits	122	118	107
Trade, other payables and deferred income	3	4	5
Deferred taxation	363	496	514
Total Non-current liabilities	3,660	3,639	4,110
Current liabilities
Borrowings	38	34	100
Trade, other payables and deferred income	638	615	516
Taxation	53	111	91
Current liabilities	729	760	707
Non-current liabilities held for sale	126	0	0
Total Current liabilities	855	760	707
Total liabilities	4,515	4,399	4,817
Total equity and liabilities	$ 7,219	$ 7,153	$ 7,284